Matthews China Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.9%

	Shares	Value

CONSUMER DISCRETIONARY: 23.9%
Internet & Direct Marketing Retail: 19.1%

Alibaba Group Holding, Ltd.[b]	5,510,200	$102,015,517

JD.com, Inc. A Shares[b]	2,762,330	99,588,452

Meituan B Shares[b,c,d]	2,026,200	64,679,242

Pinduoduo, Inc. ADR[b]	197,600	17,916,392

		284,199,603

Specialty Retail: 3.4%

Zhongsheng Group Holdings, Ltd.	3,190,500	25,575,711

China Yongda Automobiles Services Holdings, Ltd.	16,999,500	24,530,912

		50,106,623

Household Durables: 1.4%
Midea Group Co., Ltd. A Shares	1,875,052	20,206,157

Total Consumer Discretionary		354,512,383

FINANCIALS: 20.1%
Capital Markets: 12.2%

China International Capital Corp., Ltd. H Shares[c,d]	22,507,600	58,838,402

CITIC Securities Co., Ltd. H Shares	18,457,500	46,792,167

China Merchants Securities Co., Ltd. H Shares[c,d]	20,403,800	32,511,983

Hong Kong Exchanges & Clearing, Ltd.	509,200	31,290,601

Futu Holdings, Ltd. ADR[b]	133,200	12,123,864

		181,557,017

Banks: 6.1%

China Merchants Bank Co., Ltd. A Shares	8,862,423	69,036,657

China Construction Bank Corp. H Shares	30,098,660	21,480,896

		90,517,553

Insurance: 1.8%

AIA Group, Ltd.	1,305,200	15,015,552

Ping An Insurance Group Co. of China, Ltd. A Shares	1,567,347	11,713,419

		26,728,971

Total Financials		298,803,541

INFORMATION TECHNOLOGY: 13.8%
Software: 5.6%

Thunder Software Technology Co., Ltd. A Shares	1,218,766	23,518,906

Shanghai Baosight Software Co., Ltd. A Shares	2,149,202	21,889,851

Kingsoft Corp., Ltd.	2,929,200	11,662,258

Sangfor Technologies, Inc. A Shares	256,149	9,324,489

Beijing Kingsoft Office Software, Inc. A Shares	202,895	8,803,315

Kingdee International Software Group Co., Ltd.[b]	2,204,000	7,338,571

		82,537,390

Semiconductors & Semiconductor Equipment: 4.9%

LONGi Green Energy Technology Co., Ltd. A Shares	1,990,782	25,361,375

	Shares	Value

Gigadevice Semiconductor Beijing, Inc. A Shares	1,129,802	$25,254,926

Shenzhen SC New Energy Technology Corp. A Shares	672,756	14,381,422

NAURA Technology Group Co., Ltd. A Shares	144,741	8,134,284

		73,132,007

Electronic Equipment, Instruments & Components: 3.3%

Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	2,523,516	27,002,594

Wingtech Technology Co., Ltd. A Shares	1,570,535	22,683,403

		49,685,997

Total Information Technology		205,355,394

COMMUNICATION SERVICES: 10.1%
Interactive Media & Services: 10.1%
Tencent Holdings, Ltd.	2,522,700	150,602,057

Total Communication Services		150,602,057

INDUSTRIALS: 10.1%
Electrical Equipment: 4.6%

Sungrow Power Supply Co., Ltd. A Shares	1,472,874	33,548,240

Sunwoda Electronic Co., Ltd. A Shares	3,612,821	20,809,407

NARI Technology Co., Ltd. A Shares	1,289,131	7,135,583

Gotion High-tech Co., Ltd. A Shares[b]	946,332	6,928,246

		68,421,476

Machinery: 3.3%

Estun Automation Co., Ltd. A Shares	5,539,725	18,732,725

Weichai Power Co., Ltd. A Shares	6,267,161	16,583,333

Jiangsu Hengli Hydraulic Co., Ltd. A Shares	1,049,908	13,737,231

		49,053,289

Air Freight & Logistics: 0.9%
JD Logistics, Inc.[b,c,d]	3,173,200	13,301,573

Building Products: 0.9%
Xinyi Glass Holdings, Ltd.	4,275,000	12,752,551

Industrial Conglomerates: 0.4%
China Baoan Group Co., Ltd. A Shares	2,148,700	6,319,255

Total Industrials		149,848,144

MATERIALS: 8.5%
Chemicals: 4.1%

Sinoma Science & Technology Co., Ltd. A Shares	4,842,252	26,355,236

Shandong Sinocera Functional Material Co., Ltd. A Shares	2,914,966	18,570,839

Shenzhen Capchem Technology Co., Ltd. A Shares	339,526	8,154,916

Wanhua Chemical Group Co., Ltd. A Shares	470,818	7,714,179

		60,795,170

Metals & Mining: 2.9%

MMG, Ltd.[b]	38,788,000	16,115,651

Aluminum Corp. of China, Ltd. H Shares[b]	18,644,000	13,848,428

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Matthews China Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Zijin Mining Group Co., Ltd. H Shares	11,256,000	$13,670,004

		43,634,083

Construction Materials: 1.5%

China Jushi Co., Ltd. A Shares	5,262,500	14,223,505
Anhui Conch Cement Co., Ltd. A Shares	1,143,044	7,226,389

		21,449,894

Total Materials		125,879,147

HEALTH CARE: 7.2%
Life Sciences Tools & Services: 4.1%

Pharmaron Beijing Co., Ltd. A Shares	882,092	29,422,158

Wuxi Biologics Cayman, Inc.[b,c,d]	1,017,000	16,496,041

Hangzhou Tigermed Consulting Co., Ltd. A Shares	594,986	16,036,687

		61,954,886

Biotechnology: 1.9%

Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	2,065,357	15,527,375

Innovent Biologics, Inc.[b,c,d]	1,316,500	12,678,227

		28,205,602

Health Care Providers & Services: 1.2%

Topchoice Medical Corp. A Shares[b]	215,491	10,092,632

Dian Diagnostics Group Co., Ltd. A Shares	1,595,816	7,310,279
New Horizon Health, Ltd.[b,c,d]	6,000	26,101

		17,429,012

Total Health Care		107,589,500

REAL ESTATE: 4.3%
Real Estate Management & Development: 4.3%

CIFI Holdings Group Co., Ltd.	34,290,000	23,278,120

Times China Holdings, Ltd.	25,343,000	21,070,613

KE Holdings, Inc. ADR[b]	746,900	13,638,394
KWG Living Group Holdings, Ltd.[d]	8,670,000	6,403,882

Total Real Estate		64,391,009

	Shares	Value

UTILITIES: 1.1%
Gas Utilities: 1.1%
ENN Energy Holdings, Ltd.	977,500	$16,122,380

Total Utilities		16,122,380

CONSUMER STAPLES: 0.8%
Beverages: 0.8%
Wuliangye Yibin Co., Ltd. A Shares	348,996	11,837,913

Total Consumer Staples		11,837,913

TOTAL INVESTMENTS: 99.9%		1,484,941,468
(Cost $1,360,297,258)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		1,495,760

NET ASSETS: 100.0%		$1,486,437,228

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $198,531,569, which is 13.36% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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